Other Assets	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
OTHER ASSETS
11.	OTHER ASSETS

	2022	2021
	USD ’000	USD ’000
Accrued interest income	6,301	4,924
Prepaid expenses	3,331	1,746
Refundable deposits	124	123
Employees receivables	26	4
Funds held in trust accounts	2,852	2,818
Income tax receivables	563	130
Trade receivables	313	9
Investments proceeds receivables	324	-
Others	491	188
	14,325	9,942

The carrying values of the other assets above as at years ending 31 December 2022 and 2021 approximate fair value.